Income Taxes - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Percentage of corporate tax			22.00%
Tonnage tax included in operating expenses	$ 63,501	$ 54,660	$ 120,327	$ 108,500
Deferred tax assets	3,100		3,100			$ 3,300
Deferred tax liabilities	100		100			$ 100
Income tax rate, deferred tax liabilities					22.00%	22.00%
Deferred Tax Assets Not recognized	$ 3,000		$ 3,000			$ 3,200
Norwegian Ordinary Tax Regime
Income Taxes
Percentage of corporate tax					22.00%	22.00%